WARRANTS AND STOCK OPTIONS	12 Months Ended
Dec. 31, 2020
Warrants And Stock Options [Abstract]
WARRANTS AND STOCK OPTIONS [Text Block]

8.          WARRANTS AND STOCK OPTIONS

a.Warrants

A summary of the Company's warrants outstanding, including changes for the years then ended, is presented below:

	Number of warrants	Weighted average exercise price
		$
DECEMBER 31, 2018 and 2019	1,452,533	1.75

Issued	1,500,000	0.85
Expired	(1,452,533)	1.75

DECEMBER 31, 2020	1,500,000	0.85

Warrants outstanding are as follows:

Warrant outstanding, by exercise price	Number of warrants	Weighted average exercise price	Average remaining contractual life
		$	years
$0.85	1,500,000	0.85	4.16

DECEMBER 31, 2020	1,500,000	0.85	4.16

b.Stock options

Based on the Company's stock option plan, most recently approved by the Company's shareholders at the annual general meeting held on May 30, 2018, Western may issue stock options for the purchase of up to 10% of issued capital.  The exercise price of the stock options must be greater than, or equal to, the market value of the Company's common shares on the last trading day immediately preceding the date of grant.  Stock options vest over a two year period from the date of grant unless otherwise determined by the directors.  The maximum stock option term is 10 years.  At December 31, 2020, the Company could issue an additional 6,484,763 stock options under the terms of the stock option plan.

A summary of the Company's stock options outstanding and the changes for the years then ended, is presented below:

	Number of stock options	Weighted average exercise price
		$
DECEMBER 31, 2018	5,200,001	0.98

Granted	2,075,000	0.87
Exercised	(125,000)	0.58
Expired	(850,000)	0.90
Forfeited	(150,000)	1.20

DECEMBER 31, 2019	6,150,001	0.96

Granted	2,350,000	1.59
Exercised	(1,133,334)	0.75
Cancelled	(100,000)	0.90
Forfeited	(66,667)	1.66
Expired	(100,000)	0.67

DECEMBER 31, 2020	7,075,000	1.19

During the year ended December 31, 2020, the average fair market value of Company's share price was $1.23 (December 31, 2019 - $0.87).

Stock options outstanding are as follows:

Stock options outstanding, by exercise price	Number of Stock options	Weighted average exercise price	Average remaining contractual life
		$	years
$0.75 - $0.90	1,950,000	0.87	3.43
$0.96	1,100,000	0.96	0.70
$1.11 - $1.20	2,000,000	1.19	2.37
$1.41	200,000	1.41	4.86
$1.66	1,825,000	1.66	4.57

DECEMBER 31, 2020	7,075,000	1.19	3.04

Of the total stock options outstanding, 4,191,661 were vested and exercisable at December 31, 2020.  The weighted average exercise price of vested stock options is $1.04 and the average remaining contractual life is 2.16 years.

Share-based payments

The following is a summary of stock options granted by the Company in 2020 and 2019 and fair value assigned to each grant.  The fair value was calculated at the time of grant using the Black-Scholes option pricing model and the following inputs and assumptions.

	November 9,	July 27,	June 11,	June 18,	April 23,
Inputs and assumptions	2020	2020	2020	2019	2019

Stock options granted	200,000	1,950,000	200,000	1,675,000	400,000
Exercise price	$1.41	$1.66	$1.11	$0.90	$0.75

Market price	$1.41	$1.61	$1.11	$0.78	$0.72
Expected option term (years)	3.0	3.0	3.0	3.0	3.0
Expected stock price volatility	58.0%	56.6%	49.7%	51.8%	51.6%
Average risk-free interest rate	0.31%	0.29%	0.27%	1.36%	1.56%
Expected forfeiture rate	—	—	—	—	—
Expected dividend yield	—	—	—	—	—

FAIR VALUE ASSIGNED	$109,000	$1,159,000	$75,000	$409,000	$100,000